RELATED PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS (Details) - North America 401(k) Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS
Fees payable	$ 399,758	$ 647,224
Blackrock
RELATED PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS
Management fees	233,531
Fees payable	54,663
Fidelity
RELATED PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS
Recordkeeping fees	1,286,398
Fees payable	302,595	$ 604,723
Morgan Stanley
RELATED PARTY TRANSACTIONS AND PARTY IN INTEREST TRANSACTIONS
Administrative fees	170,000
Fees payable	$ 42,500